Stockholders' Equity	12 Months Ended
Jun. 30, 2014
Stockholders' Equity [Abstract]
Stockholders' Equity
(17)              Stockholders' Equity

a.  Preferred Stock

The Company is authorized to issue one million shares of preferred stock with such designations, voting and other rights and preferences as may be determined from time to time by the board of directors. To date, no preferred stock has been issued by the Company.

b.  Treasury Stock

On May 1, 2013 the Company's board of directors approved a share repurchase program that authorized the Company to repurchase up to $75,000 over an eight month period. As of June 30, 2014 1,591,566 shares have been repurchased at an average of $18.20 per share under this program.

c.  Noncontrolling Interest

Quebec Silicon Acquisition

As discussed in note 3, the Company recorded an increase in noncontrolling interest of $46,762 in association with the purchase of 51% interest in Quebec Silicon on June 13, 2012.  The Company recorded a decrease to noncontrolling interest of $3,102 in June 2013 to reflect final purchase price adjustments in association with the acquisition.

Yonvey Share Purchase

In January 2013, the Company purchased an additional 28% ownership interest in Yonvey for $2,330, bringing the Company's ownership interest in Yonvey to 98%.

d. Dividend

On August 20, 2013, the Company's Board of Directors approved an annual dividend of $0.275 per common share, payable quarterly in September 2013, December 2013, March 2014 and June 2014. The September 2013 quarterly dividend of $0.06875 per share, totaling $5,178, was paid on September 24, 2013 to shareholders of record at the close of business on September 10, 2013.  The December 2013 quarterly dividend of $0.06875 per share, totaling $5,178, was paid on December 23, 2013 to shareholders of record at the close of business on December 9, 2013.  On February 10, 2014, the Company's Board of Directors approved an increase to the annual dividend to $0.300 per common share, payable quarterly in March 2014, June 2014, September 2014, and December 2014.  The March 2014 quarterly dividend of $0.075 per share, totaling $5,559, was paid on March 12, 2014 to shareholders of record at the close of business on February 26, 2014. The June 2014 quarterly dividend of $0.075 per share, totaling $5,541, was paid on June 24, 2014 to shareholders of record at the close of business on June 10, 2014.

On August 17, 2012, the Company's Board of Directors approved an annual dividend of $0.25 per common share, payable quarterly in September 2012, December 2012, March 2013 and June 2013. The September 2012 quarterly dividend of $0.0625 per share, totaling $4,691, was paid on September 19, 2012 to shareholders of record at the close of business on September 5, 2012. The December 2012 quarterly dividend of $0.0625 per share, totaling $4,691, was paid on December 14, 2012 to shareholders of record at the close of business on November 20, 2012. The Board of Directors approved an accelerated payment of the remaining annual quarterly dividends, and thus a dividend of $0.125 per share, totaling $9,412, was paid on December 28, 2012 to shareholders of record at the close of business on December 17, 2012. On February 4, 2013, the Company's Board of Directors approved a dividend of $0.0625 per common share, totaling $4,706, which was paid March 25, 2013 to shareholders of record at the close of business at the close of business on March 15, 2013. On May 20, 2013, the Company's Board of Directors approved a dividend of $0.0625 per common share, totaling $4,707, which was paid June 28, 2013 to shareholders of record at the close of business at the close of business on June 10, 2013.